VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Bermuda: 4.0%
Bunge Ltd. (USD)	826	$91,529
Brazil: 0.5%
Yara International ASA (NOK) #	230	11,581
Canada: 4.1%
Else Nutrition Holdings, Inc. * †	1,668	2,057
Maple Leaf Foods, Inc.	3,840	92,230
		94,287
China: 2.0%
Vitasoy International Holdings Ltd. (HKD) #	24,000	45,522
Denmark: 6.2%
Chr. Hansen Holding A/S #	1,004	74,148
Novozymes A/S #	1,012	69,789
		143,937
France: 2.0%
Danone SA #	814	45,228
Germany: 2.8%
Symrise AG #	526	63,428
Ireland: 3.0%
Kerry Group Plc #	614	68,964
Isle of Man: 0.4%
Agronomics Ltd. # *	38,354	9,710
Japan: 2.0%
Kubota Corp. #	2,400	45,121
Mexico: 3.7%
Orbia Advance Corp. SAB de CV	32,140	84,629
Netherlands: 0.8%
Corbion NV #	530	18,241
Norway: 1.0%
Atlantic Sapphire ASA # * †	5,450	22,010
Philippines: 0.9%
Monde Nissin Corp. 144A *	73,800	19,539
Sweden: 3.8%
BioGaia AB #	328	19,589
Oatly Group AB (ADR) * †	13,426	67,264
		86,853
Switzerland: 7.7%
Bucher Industries AG #	108	43,835
Givaudan SA #	20	83,000
Nestle SA #	384	50,133
		176,968
	Number of Shares	Value
United States: 54.7%
AgEagle Aerial Systems, Inc. *	1,688	$2,009
Amyris, Inc. *	3,742	16,315
AppHarvest, Inc. *	19,762	106,222
Archer-Daniels-Midland Co.	578	52,170
Balchem Corp.	154	21,052
Ball Corp.	922	82,980
Benson Hill, Inc. *	7,062	22,810
Berry Global Group, Inc. *	348	20,170
Beyond Meat, Inc. * †	1,088	52,561
Cadiz, Inc. *	2,886	5,974
Conagra Brands, Inc.	792	26,587
Corteva, Inc.	2,194	126,112
Deere & Co.	250	103,866
Ecolab, Inc.	110	19,422
FMC Corp.	362	47,628
Ginkgo Bioworks Holdings, Inc. *	4,152	16,733
GrowGeneration Corp. * †	744	6,852
Hydrofarm Holdings Group, Inc. *	358	5,424
Ingredion, Inc.	1,022	89,067
International Flavors & Fragrances, Inc.	508	66,716
John Bean Technologies Corp.	266	31,513
Kellogg Co.	390	25,151
Lindsay Corp.	332	52,127
Local Bounti Corp. *	2,776	23,568
Tattooed Chef, Inc. *	5,112	64,309
Titan International, Inc. *	1,690	24,894
Trimble, Inc. *	866	62,473
Tyson Foods, Inc.	304	27,248
Valmont Industries, Inc.	204	48,674
		1,250,627
Total Common Stocks (Cost: $2,430,568)		2,278,174

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0% (Cost: $137,438)
Money Market Fund: 6.0%
State Street Navigator Securities Lending Government Money Market Portfolio	137,438	137,438
Total Investments: 105.6% (Cost: $2,568,006)		2,415,612
Liabilities in excess of other assets: (5.6)%		(127,340)
NET ASSETS: 100.0%		$2,288,272

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar
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VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $670,299 which represents 29.3% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $137,706.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $19,539, or 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	0.3%	$6,852
Consumer Staples	43.6	994,171
Financials	0.4	9,710
Health Care	0.9	19,589
Industrials	15.7	357,462
Information Technology	2.7	62,473
Materials	36.1	821,943
Utilities	0.3	5,974
	100.0%	$2,278,174
2